Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2026
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets
13. Goodwill and Other Intangible Assets
Changes in goodwill by reportable segment for fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	Corporate Financial Services and Maintenance Leasing	Real Estate	PE Investment and Concession	Environment and Energy	Insurance	Banking and Credit
Balance at March 31, 2023
Goodwill	¥15,954	¥16,359	¥206,751	¥58,207	¥5,015	¥10,971
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,105	16,168	206,751	58,168	4,644	10,971
Acquired	0	0	4,241	0	0	0
Impairment	0	0	0	0	0	0
Other (net) *	(54)	0	(35,556)	6,840	(192)	(10,971)

Balance at March 31, 2024
Goodwill	15,900	16,359	175,436	65,047	4,823	0
Accumulated impairment losses	(849)	(191)	0	(39)	(371)	0
	15,051	16,168	175,436	65,008	4,452	0
Acquired	31	0	7,849	0	0	0
Impairment	0	0	(5,520)	0	0	0
Other (net) *	(1,699)	0	(10,623)	3,220	0	0

Balance at March 31, 2025
Goodwill	13,682	16,359	172,662	68,267	4,452	0
Accumulated impairment losses	(299)	(191)	(5,520)	(39)	0	0
	13,383	16,168	167,142	68,228	4,452	0
Acquired	0	0	15,487	185	0	0
Impairment	0	0	0	0	0	0
Other (net) *	(168)	0	313	8,014	0	0

Balance at March 31, 2026
Goodwill	13,502	16,359	188,462	76,466	4,452	0
Accumulated impairment losses	(287)	(191)	(5,520)	(39)	0	0

	¥13,215	¥16,168	¥182,942	¥76,427	¥4,452	¥0

	Millions of yen
	Aircraft and Ships	ORIX USA	ORIX Europe	Asia and Australia	Corporate	Total
Balance at March 31, 2023
Goodwill	¥587	¥153,076	¥158,588	¥8,213	¥278	¥633,999
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	151,582	158,588	5,428	278	627,683
Acquired	0	0	0	0	0	4,241
Impairment	0	0	0	0	0	0
Other (net) *	0	20,298	18,927	554	0	(154)

Balance at March 31, 2024
Goodwill	587	173,374	177,515	8,767	278	638,086
Accumulated impairment losses	(587)	(1,494)	0	(2,785)	0	(6,316)
	0	171,880	177,515	5,982	278	631,770
Acquired	1,201	0	0	0	0	9,081
Impairment	0	(1,175)	0	0	0	(6,695)
Other (net) *	0	(2,146)	(907)	(143)	0	(12,298)

Balance at March 31, 2025
Goodwill	1,788	169,734	176,608	8,624	278	632,454
Accumulated impairment losses	(587)	(1,175)	0	(2,785)	0	(10,596)
	1,201	168,559	176,608	5,839	278	621,858
Acquired	0	135,302	0	0	0	150,974
Impairment	0	(52,738)	0	0	(278)	(53,016)
Other (net) *	326	22,517	22,499	275	0	53,776

Balance at March 31, 2026
Goodwill	1,527	326,378	199,107	8,899	278	835,430
Accumulated impairment losses	0	(52,738)	0	(2,785)	(278)	(61,838)

	¥1,527	¥273,640	¥199,107	¥6,114	¥0	¥773,592

*	Other (net) includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.
As a result of the impairment test, the Company and its subsidiaries recognized no impairment losses on goodwill during fiscal 2024. The Company and its subsidiaries recognized impairment losses on goodwill of ¥5,520 million in PE Investment and Concession segment, and ¥1,175 million in ORIX USA segment during fiscal 2025. The Company and its subsidiaries recognized impairment losses on goodwill of \52,738 million in ORIX USA segment, and \278 million in Corporate segment during fiscal 2026. These impairment losses are accounted in other (income) and expense. The fair values of these reporting units were measured using mainly discounted cash flow methodologies and business enterprise value multiples methodologies.

Other intangible assets at March 31, 2025 and 2026 consist of the following:

	Millions of yen
	2025	2026
Indefinite-lived intangible assets:
Trademarks and trade names	¥124,924	¥127,921
Asset management contracts	55,740	62,909
Others	11,657	19,582

	192,321	210,412

Intangible assets subject to amortization:
Software	150,479	169,220
Customer relationships	186,862	219,299
Asset management contracts	119,157	134,543
Others	152,925	157,533

	609,423	680,595
Accumulated amortization	(276,333)	(314,941)

Net	333,090	365,654

	¥525,411	¥576,066

The aggregate amortization expenses for intangible assets are ¥39,213 million, ¥41,402 million and ¥
41,402
 million in fiscal 2024, 2025 and 2026, respectively.
The estimated amortization expenses for each of five succeeding fiscal years are ¥45,089 million in fiscal 2027, ¥42,282 million in fiscal 2028, ¥39,024 million in fiscal 2029, ¥34,053 million in fiscal 2030 and ¥29,820 million in fiscal 2031, respectively.
Intangible assets subject to amortization increased during fiscal 2026 are ¥
104,248
 million. They mainly consist of ¥
22,397
 million of software, ¥
24,031
 million of customer relationships and ¥
45,738
 million of maintenance intangible assets for acquired aircraft recognized in acquisitions included in others. The weighted average amortization periods for the software, customer relationships and maintenance intangible assets for acquired aircraft recognized in acquisitions are 5 years, 10 years and 6 years, respectively.
As a result of the impairment test, the Company and its subsidiaries recognized impairment losses of ¥24 million on intangible assets included in PE Investment and Concession segment, ¥87 million on intangible assets included in Environment and Energy segment, and ¥37 million on intangible assets included in Asia and Australia segment during fiscal 2024, and these impairment losses were included in selling, general and administrative expenses in the consolidated statements of income. The Company and its subsidiaries recognized impairment losses of ¥5,629 million on intangible assets included in PE Investment and Concession segment, ¥1,971 million on intangible assets included in ORIX Europe segment during fiscal 2025, and these impairment losses were included in other (income) and expenses in the consolidated statements of income, and recognized impairment losses of ¥148 million on intangible assets included in PE Investment and Concession segment, and ¥84 million on intangible assets included in Banking and Credit segment during fiscal 2025, and these impairment losses were included in selling, general and administrative expenses
in the consolidated statements of income. The Company and its subsidiaries recognized impairment losses of ¥
1,092
 million on intangible assets included in PE Investment and Concession segment, ¥
3,614

million on intangible assets included in Environment and Energy segment during fiscal 2026, and these impairment losses were included in other (income) and expenses in the consolidated statements of income. These impairment losses are recognized due to the reduction in the estimated future cash flow, which brought the fair values of the intangible assets below their carrying amount. The fair values of these intangible assets were measured using mainly excess multi-period earnings methodologies.